Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,175,800.75
Total Fee Amount	6,791.17
Total Offset Amount	0.00
Net Fee	$ 6,791.17
Offering Table N/A
Offset Table N/A	N/A